Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Medical equipment	$ 737	$ 737
Office furniture and equipment	56	55
Computer software and electronic equipment	78	88
Leasehold improvements	221	198
Property and equipment, gross	1,092	1,078
Less - Accumulated depreciation	916	907
Net book value	$ 176	$ 171